Related Parties (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) Recipients	Dec. 31, 2017 ILS (₪) Recipients	Dec. 31, 2016 ILS (₪) Recipients
Benefits to key management personnel:
Salaries, directors' fees and bonuses	₪ 3,593	₪ 4,655	₪ 3,373
Post-employment benefits	239	200	239
Amortization of stock based compensation expenses	218	399	53
Benefits to key management personnel	₪ 4,050	₪ 5,254	₪ 3,665
Number of recipients (including directors) | Recipients	6	7	7